LOSS PER SHARE - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss to common stockholders, diluted	$ (477,117)	$ (30,419)
Net loss to common stockholders, basic	$ (477,117)	$ (30,419)
Weighted average shares used in per share calculation, basic (in shares)	83,256,431	58,880,742
Weighted average shares used in per share calculation, diluted (in shares)	83,256,431	58,880,742
Net loss per share, diluted (in USD per share)	$ (5.73)	$ (0.52)
Net loss per share, basic (in USD per share)	$ (5.73)	$ (0.52)